Financing receivables - Schedule of Allowance for Loan Losses and Loans by Impairment Methodology and Type of Loans (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance by impairment methodology, Evaluated individually	¥ 10	¥ 13
Allowance by impairment methodology, Evaluated collectively	838	926
Total allowance for loan losses	848	939	3,385	3,809
Loans by impairment methodology, Evaluated individually	427,239	578,713
Loans by impairment methodology, Evaluated collectively	602,477	485,108
Total loans	1,029,716	1,063,821
Loans at banks [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance by impairment methodology, Evaluated individually	3	6
Allowance by impairment methodology, Evaluated collectively	675	783
Total allowance for loan losses	678	789	552	339
Loans by impairment methodology, Evaluated individually	4,374	76
Loans by impairment methodology, Evaluated collectively	270,592	263,532
Total loans	274,966	263,608
Short-term secured margin loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance by impairment methodology, Evaluated individually
Allowance by impairment methodology, Evaluated collectively	87	26
Total allowance for loan losses	87	26	24	37
Loans by impairment methodology, Evaluated individually	103,345	83,399
Loans by impairment methodology, Evaluated collectively	318,464	205,175
Total loans	421,809	288,574
Inter-bank money market loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance by impairment methodology, Evaluated individually
Allowance by impairment methodology, Evaluated collectively
Total allowance for loan losses
Loans by impairment methodology, Evaluated individually	42,885	76,968
Loans by impairment methodology, Evaluated collectively
Total loans	42,885	76,968
Corporate loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance by impairment methodology, Evaluated individually	7	7
Allowance by impairment methodology, Evaluated collectively	75	88
Total allowance for loan losses	82	95	2,758	3,422
Loans by impairment methodology, Evaluated individually	275,753	412,675
Loans by impairment methodology, Evaluated collectively	8,506	9,620
Total loans	284,259	422,295
Advances to affiliated companies [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance by impairment methodology, Evaluated individually
Allowance by impairment methodology, Evaluated collectively	1	29
Total allowance for loan losses	1	29	51	11
Loans by impairment methodology, Evaluated individually	882	5,595
Loans by impairment methodology, Evaluated collectively	4,915	6,781
Total loans	¥ 5,797	¥ 12,376